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                          LORD ABBETT INVESTMENT TRUST
                                90 HUDSON STREET
                              JERSEY CITY, NJ 07302

                                                                   June 29, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Lord Abbett Investment Trust
     1933 Act File No. 33-68090
     1940 Act File No. 811-07988

Dear Ladies and Gentlemen:

     In accordance with the requirements of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Commission is the Registrant's Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A.

     The purpose of filing the enclosed Amendment is to reflect changes we have made in updating financial data numbers and other minor disclosure updates since Post-Effective Amendment No. 45 filed pursuant to Rule 485(a).

     In addition, the Registrant acknowledges in connection with this filing the following: (i) it is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) Commission staff comments or changes to the disclosure in response to staff comments, if any, do not foreclose the Commission from taking any action with respect to the filing; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Any communication relating to this filing should be directed to the undersigned at 201-395-2264 or Bergela Piram at (201) 395-2780.

                                        Very truly yours,


                                        /s/ Christina T. Simmons
                                        ----------------------------------------
                                        Christina T. Simmons
                                        Vice President and Assistant Secretary
                                        Lord Abbett Investment Trust

Enclosure